TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Taxes
Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2019	2018
Deferred tax assets :
Goodwill and Intangible assets	$358	$383
Other temporary differences (1)	8,664	7,400
Temporary differences related to inventory (2)	6,962	7,667
Carryforward losses, deductions and credits (3)	265	201
Less-valuation allowance	(219)	(167)

Total deferred tax assets	16,030	15,484

Deferred tax liabilities:
Property and equipment	(8,149)	(9,112)

Total deferred tax liabilities	(8,149)	(9,112)

Deferred tax assets, net	$7,881	$6,372

(1)	Deriving mainly from provision for labor related and warranty provision. The increase mainly related to provision for loss contingencies
(2)	Deriving mainly from the provision for slow moving inventory and IRS section 263(a).
(3)	Certain subsidiaries have tax loss carry-forwards totaling approximately $3,443 which can be carried forward and offset against taxable income, these carry-forward tax losses have no expiration date.

Reconciliation of Effective Tax Rate to Statutory Tax Rate
A reconciliation of the Company's effective tax rate to the statutory tax rate in Israel is as follows:

	Year ended December 31,
	2019	2018	2017

Income before taxes on income	$19,105	$29,128	$34,960

Statutory tax rate in Israel	23%	23%	24%

Income taxes at statutory rate	$4,394	$6,699	$8,390

Increase (decrease) in tax expenses resulting from:
Tax benefit arising from reduced rate as an "Preferred Enterprise"	(2,646)	(2,527)	(4,832)
Non-deductible expenses, net	2,025	701	1,604
Adjustment for change in tax law	-	-	(1,026)
Increase (decrease) in taxes from prior years	707	(670)	(104)
Tax adjustment in respect of foreign subsidiaries' different tax rates	936	(362)	1,593
Uncertain tax position	1,037	482	1,453
Changes in valuation allowance	(52)	93	502
Others	(158)	144	(178)

Income tax expense	$6,243	$4,560	$7,402

Effective tax rate	33%	16%	21%

Per share amounts (basic and diluted) of the tax benefit resulting from an "Preferred Enterprise"	$(0.08)	$(0.07)	$(0.14)

Schedule of Income before Taxes on Income
Income before taxes on income is comprised as follows:
	Year ended December 31,
	2019	2018	2017

Domestic	$5,329	$18,424	$24,451
Foreign	13,776	10,704	10,509

	$19,105	$29,128	$34,960

Schedule of Tax Expenses on Income
Tax expenses on income are comprised as follows:

	Year ended December 31,
	2019	2018	2017

Current taxes	$7,752	$7,624	$13,778
Deferred taxes	(1,509)	(3,064)	(6,376)

	$6,243	$4,560	$7,402

Domestic	$2,874	$2,726	$3,838
Foreign	3,369	1,834	3,564

	$6,243	$4,560	$7,402

Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits
A reconciliation of the beginning and ending balances of unrecognized tax benefits is as follows:

Gross tax liabilities at January 1, 2017	$1,284

Increase in tax positions for current year	1,201
Increase of tax position of prior years	252

Gross tax liabilities at December 31, 2017	2,737

Increase in tax positions for current year	482
Increase in tax position of prior years	657

Gross tax liabilities at December 31, 2018	3,876

Increase in tax positions for current year	1,037

Gross tax liabilities at December 31, 2019	$4,913